Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
March 31, 2023
Machinery and equipment	$968,750	$–	$968,750
Furniture and office equipment	423,813	(365,986)	57,827
Transportation equipment	326,788	(303,770)	23,018
Leasehold improvements	29,390	(28,982)	408
Mineral property	350,000	–	350,000
	$2,098,741	$(698,738)	$1,400,003

		Accumulated
	Cost	Depreciation	Net
December 31, 2022
Machinery and equipment	$968,750	$–	$968,750
Furniture and office equipment	423,813	(357,690)	66,123
Transportation equipment	326,788	(296,053)	30,735
Leasehold improvements	29,390	(28,846)	544
Mineral property	350,000	–	350,000
	$2,098,741	$(682,589)	$1,416,152

Machinery and equipment consists of a semi-autogenous grinding (SAG) mill shell and minor infrastructure equipment originally intended for use on the Brisas Project. We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that our equipment’s fair value less cost to sell is in excess of the carrying amount. No impairment write-downs of property, plant and equipment were recorded during the three months ended March 31, 2023. During the fourth quarter of 2022, the Company recorded impairment write-downs of $0.6 million.